N-2	May 26, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001856156
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FS MVP Private Markets Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER FEES	Class A Shares	Class I Shares	Class D Shares
Maximum Sales Load Imposed on Purchases (as a percentage of offering price) (1)	3.50%	None	3.50%
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%
(1)	Investors in Class A Shares and Class D Shares may be charged a sales charge of up to 3.50% of the subscription amount.

(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A Shares, Class I Shares or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Investment Management Fee (3)	1.25%	1.25%	1.25%
Incentive Fee(4)	1.00%	1.00%	1.00%
Distribution and Servicing Fees(5)	0.70%	0.00%	0.25%
Other Expenses(6)	0.44%	0.44%	0.44%
Interest Expense on Borrowings(6)	0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses (7)	0.53%	0.53%	0.53%
Total Annual Expenses	3.98%	3.28%	3.53%
Fee Waivers and/or Expense Reimbursements(8)	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses (after Incentive Fee and Fee Waivers and/or Expense Reimbursements)	3.91%	3.21%	3.46%
(3)	The Investment Management Fee is equal to a quarterly rate of 0.3125% (1.25% on an annualized basis), of the Fund’s Managed Investments at the end of each calendar quarter. “Managed Investments” means the total value of the Fund’s assets (including any assets attributable to money borrowed for investment purposes) plus any unfunded investment commitments (i.e., amounts committed to Fund Investments that have not yet been drawn for investment), minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), minus cash and cash equivalents. Because the Investment Management Fee is based on the Fund’s Managed Investments, any leverage utilized by the Fund for investment purposes will result in an increase in such fee (as a percentage of net assets attributable to Shares). Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in Managed Investments for purposes of calculating the Investment Management Fee. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and decreases the net profits or increases the net losses of the Fund that are credited to its Shareholders. See “INVESTMENT MANAGEMENT FEE” for additional information.

(4)	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee calculated and payable quarterly in arrears equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value (“NAV”) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or withdrawn from the Fund by shareholders). The incentive fee in the table above is an estimate expressed as an annualized percentage of fund assets based on performance for the prior period. The Fund maintains the Loss Recovery Account, which had an initial balance of zero and (i) increases upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreases (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.

(5)	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan (“Distribution and Service Plan”) for Class A Shares and Class D Shares. Under the Distribution and Service Plan, the Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.70% per year on Class A Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”

(6)	Interest Expense on Borrowings and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the current fiscal year and the fiscal year ended March 31, 2026.

(7)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Sponsors. The Fund may also indirectly bear asset-based fees, performance or incentive fees or allocations and other expenses as an investor in other Fund Investments. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
(8)	The Adviser has entered into an amended and restated expense limitation agreement with the Fund (the “A&R Expense Limitation Agreement”), whereby the Adviser has agreed to (i) waive reimbursement of and/or pay certain of the Fund’s “ordinary operating expenses” (as defined below) (or to cause its affiliates to waive and/or pay such expenses) (the “Ordinary Operating Expense Limitation Waiver”) to the extent necessary to ensure that the Fund’s ordinary operating expenses for each class of its Shares, as applicable, do not exceed 0.35% of average monthly net assets on an annualized basis (the “Ordinary Operating Expense Limitation”) and (ii) waive the Investment Management Fee and other fees payable to it by the Fund, and to pay or absorb expenses of the Fund (the “Expense Limitation Waiver”) so that the Total Annual Expenses of the Fund (excluding taxes, interest expense, deferred financing costs, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) will not exceed 2.00%, 1.00% and 1.25% of the average monthly net assets of Class A Shares, Class I Shares and Class D Shares, respectively, of the Fund on an annualized basis (the “Expense Limitation”).

“Ordinary operating expenses” for a class of Shares consists solely of (a) all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, Organization and Offering Expenses (as defined in the Administration Agreement between the Fund and the Adviser), fees paid to the Fund’s trustees and administrative services expenses. For the avoidance of doubt, “ordinary operating expenses” exclude taxes, interest expense, deferred financing costs, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, any distribution and/or shareholder servicing fees, the Investment Management Fee and the Incentive Fee. With respect to any administrative services expenses and Organization and Offering Expenses (as such term is defined in the Administration Agreement between the Fund and the Adviser) of the Fund, the Adviser shall maintain a substantially consistent methodology to ensure that (a) such expenses are appropriately classified as ordinary operating expenses and (b) its internal allocation of such expenses to the Fund is fair and reasonable and consistent with its fiduciary duties to the Fund. The Ordinary Operating Expense Limitation applies exclusively to “ordinary operating expenses” as defined above and operates independently of, and in addition to, the Expense Limitation.

For a period not to exceed three years from the date on which an Ordinary Operating Expense Limitation Waiver is made, the Adviser may (i) recoup amounts waived or assumed pursuant to the Ordinary Operating Expense Limitation (“OOE Recoupable Amounts”), provided that the extent of the OOE Recoupable Amounts does not cause the Fund’s ordinary operating expenses attributable to the applicable class (after such recoupment) to exceed the lesser of (a) the Ordinary Operating Expense Limitation in effect at the time of the applicable Ordinary Operating Expense Limitation Waiver, or (b) the Ordinary Operating Expense Limitation in effect at the time of the recoupment and (ii) recoup amounts waived or assumed pursuant to the Expense Limitation (“Expense Limitation Recoupable Amounts”), provided that the extent of the Expense Limitation Recoupable Amounts does not cause the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limitation in effect at the time of the Expense Limitation Waiver, or (b) the Expense Limitation in effect at the time of the recoupment.

The A&R Expense Limitation Agreement is effective until January 1, 2027. The A&R Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

2.	Also, effective immediately, the following replaces the tables under the section entitled “SUMMARY OF FUND EXPENSES - EXAMPLE” on page 7 of the Prospectus:

Class A Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 0.70% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$73	$151	$231	$438
Without Redemption	$73	$151	$231	$438

Class I Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$32	$100	$171	$357
Without Redemption	$32	$100	$171	$357

Class D Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 0.25% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
With Redemption	$69	$139	$211	$401
Without Redemption	$69	$139	$211	$401

The examples are based on the annual fees and expenses set out on the tables above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.06%	[4]
Distribution/Servicing Fees [Percent]	0.70%	[5]
Incentive Fees [Percent]	1.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.53%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.44%	[4]
Total Annual Expenses [Percent]	3.98%
Waivers and Reimbursements of Fees [Percent]	(0.07%)	[8]
Net Expense over Assets [Percent]	3.91%
Expense Example, Year 01	$ 73
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	231
Expense Example, Years 1 to 10	$ 438
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.06%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Incentive Fees [Percent]	1.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.53%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.44%	[4]
Total Annual Expenses [Percent]	3.28%
Waivers and Reimbursements of Fees [Percent]	(0.07%)	[8]
Net Expense over Assets [Percent]	3.21%
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	100
Expense Example, Years 1 to 5	171
Expense Example, Years 1 to 10	$ 357
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.06%	[4]
Distribution/Servicing Fees [Percent]	0.25%	[5]
Incentive Fees [Percent]	1.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.53%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.44%	[4]
Total Annual Expenses [Percent]	3.53%
Waivers and Reimbursements of Fees [Percent]	(0.07%)	[8]
Net Expense over Assets [Percent]	3.46%
Expense Example, Year 01	$ 69
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	211
Expense Example, Years 1 to 10	$ 401

[1]	Investors in Class A Shares and Class D Shares may be charged a sales charge of up to 3.50% of the subscription amount.
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class A Shares, Class I Shares or Class D Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “REPURCHASES OF SHARES.”
[3]	The Investment Management Fee is equal to a quarterly rate of 0.3125% (1.25% on an annualized basis), of the Fund’s Managed Investments at the end of each calendar quarter. “Managed Investments” means the total value of the Fund’s assets (including any assets attributable to money borrowed for investment purposes) plus any unfunded investment commitments (
[4]	Interest Expense on Borrowings and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the current fiscal year and the fiscal year ended March 31, 2026.
[5]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares and to adopt a distribution and service plan (“Distribution and Service Plan”) for Class A Shares and Class D Shares. Under the Distribution and Service Plan, the Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.70% per year on Class A Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class. The Fund may use these fees, in respect of the relevant class, to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares and Class D Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
[6]	The Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) is entitled to receive an Incentive Fee calculated and payable quarterly in arrears equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value (“NAV”) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or withdrawn from the Fund by shareholders). The incentive fee in the table above is an estimate expressed as an annualized percentage of fund assets based on performance for the prior period. The Fund maintains the Loss Recovery Account, which had an initial balance of zero and (i) increases upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreases (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.
[7]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Sponsors. The Fund may also indirectly bear asset-based fees, performance or incentive fees or allocations and other expenses as an investor in other Fund Investments. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[8]	The Adviser has entered into an amended and restated expense limitation agreement with the Fund (the “A&R Expense Limitation Agreement”), whereby the Adviser has agreed to (i) waive reimbursement of and/or pay certain of the Fund’s “ordinary operating expenses” (as defined below) (or to cause its affiliates to waive and/or pay such expenses) (the “Ordinary Operating Expense Limitation Waiver”) to the extent necessary to ensure that the Fund’s ordinary operating expenses for each class of its Shares, as applicable, do not exceed 0.35% of average monthly net assets on an annualized basis (the “Ordinary Operating Expense Limitation”) and (ii) waive the Investment Management Fee and other fees payable to it by the Fund, and to pay or absorb expenses of the Fund (the “Expense Limitation Waiver”) so that the Total Annual Expenses of the Fund (excluding taxes, interest expense, deferred financing costs, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) will not exceed 2.00%, 1.00% and 1.25% of the average monthly net assets of Class A Shares, Class I Shares and Class D Shares, respectively, of the Fund on an annualized basis (the “Expense Limitation”).

“Ordinary operating expenses” for a class of Shares consists solely of (a) all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, Organization and Offering Expenses (as defined in the Administration Agreement between the Fund and the Adviser), fees paid to the Fund’s trustees and administrative services expenses. For the avoidance of doubt, “ordinary operating expenses” exclude taxes, interest expense, deferred financing costs, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, any distribution and/or shareholder servicing fees, the Investment Management Fee and the Incentive Fee. With respect to any administrative services expenses and Organization and Offering Expenses (as such term is defined in the Administration Agreement between the Fund and the Adviser) of the Fund, the Adviser shall maintain a substantially consistent methodology to ensure that (a) such expenses are appropriately classified as ordinary operating expenses and (b) its internal allocation of such expenses to the Fund is fair and reasonable and consistent with its fiduciary duties to the Fund. The Ordinary Operating Expense Limitation applies exclusively to “ordinary operating expenses” as defined above and operates independently of, and in addition to, the Expense Limitation.

For a period not to exceed three years from the date on which an Ordinary Operating Expense Limitation Waiver is made, the Adviser may (i) recoup amounts waived or assumed pursuant to the Ordinary Operating Expense Limitation (“OOE Recoupable Amounts”), provided that the extent of the OOE Recoupable Amounts does not cause the Fund’s ordinary operating expenses attributable to the applicable class (after such recoupment) to exceed the lesser of (a) the Ordinary Operating Expense Limitation in effect at the time of the applicable Ordinary Operating Expense Limitation Waiver, or (b) the Ordinary Operating Expense Limitation in effect at the time of the recoupment and (ii) recoup amounts waived or assumed pursuant to the Expense Limitation (“Expense Limitation Recoupable Amounts”), provided that the extent of the Expense Limitation Recoupable Amounts does not cause the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limitation in effect at the time of the Expense Limitation Waiver, or (b) the Expense Limitation in effect at the time of the recoupment.

The A&R Expense Limitation Agreement is effective until January 1, 2027. The A&R Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser.